CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed income securities, available for sale, amortized cost	$ 4,330.0	$ 4,131.3
Fixed income securities, available for sale, allowance for expected credit losses	2.9	7.7
Fixed income securities, trading, amortized cost	1,527.0	1,576.7
Short term investments available for sale, amortized cost	93.6	52.4
Short-term investments, trading, amortized cost	2.1	6.3
Catastrophe bonds, amortized cost	1.6	5.1
Privately-held investments, available for sale, amortized cost	14.7	0.0
Privately-held investments, trading at fair value, amortized cost	494.9	537.7
Cash and cash equivalents	1,028.1	959.2
Unpaid losses recoverable from reinsurers, allowance for expected credit losses	3.7	3.7
Underwriting premiums receivable, allowance for expected credit losses	21.0	25.0
Fixed income securities, trading at fair value	1,485.7	1,475.5
Privately-held Investments, trading	475.0	533.0
Privately-held Investments, available for sale	14.9	0.0
Other investments, at fair value	209.3	221.3
Restricted cash	323.2	232.1
Accrued expenses and other payables	214.4	201.8
Asset Management Arrangement
Accrued expenses and other payables	2.1	4.5
Related Party
Fixed income securities, trading at fair value	129.8	0.0
Privately-held Investments, trading	112.4	44.8
Privately-held Investments, available for sale	14.9	0.0
Other investments, at fair value	39.8
Related Party | Asset Management Arrangement
Accrued expenses and other payables	2.1	4.5
Related Party | Management Consulting Agreement
Accrued expenses and other payables	1.2	1.3
Related Party | Apollo Real Estate Fund
Other investments, at fair value	23.9	25.3
Related Party | Apollo Origination Partnership
Other investments, at fair value	15.9	12.7
Consolidated variable interest entities
Cash and cash equivalents	$ 0.0	$ 65.7